Report of Directors Corporate Governance	12 Months Ended
Dec. 31, 2024
Report of Directors Corporate Governance [Abstract]
Disclosure of audited information included in report of directors corporate governance	Single total figure of remuneration
(Audited)
The following table shows the single total figure of remuneration of each executive Director for 2024, together with comparative figures. Sir
Noel Quinn retired as Group CEO and as an executive Director of the Board on 2 September 2024 and was succeeded by Georges Elhedery.
The figures below reflect the remuneration paid in respect of time spent as executive Director during 2024.

Single total figure of remuneration
	Sir Noel Quinn		Georges Elhedery
(£000)	2024	2023	2024	2023
Base salary	914	1,336	989	780
Fixed pay allowance (’FPA’)	1,138	1,700	1,288	1,085
Cash in lieu of pension	91	134	99	78
Taxable benefits[1]	66	127	39	4
Non-taxable benefits	60	89	58	52
Total fixed	2,270	3,386	2,473	1,999
Annual incentive[2,3]	1,540	2,018	1,677	1,287
Notional returns[4]	56	43	8	6
Replacement award	—	—	—	—
Long-term incentive[5,6]	5,298	4,949	1,207	—
Total variable	6,894	7,010	2,891	1,293
Total fixed and variable	9,164	10,396	5,364	3,292
1Taxable benefits include the provision of medical insurance, car benefit, accommodation and tax return assistance (including any associated tax due, where applicable).
Non-taxable benefits include the provision of life assurance and other insurance cover.
2Sir Noel Quinn was not eligible to be considered for a 2025-2027 LTI award. To satisfy regulatory requirements, 40% of the annual incentive award for Sir Noel Quinn is delivered immediately and 60% is deferred. Both immediate and deferred portions of the award are split evenly between cash and shares. The shares portion of the award is subject to a retention period of one year and both the shares and the deferred cash portions of the award are subject to clawback provisions.
3The annual incentive award for Georges Elhedery is awarded 50% in cash and 50% in shares. The shares portion of the award vests immediately at grant and is subject to a retention period of one year and clawback provisions.
4Deferred cash awards granted in prior years include a right to receive notional returns for the period between the grant and vesting date. This is determined by reference to a rate of return specified at the time of grant and paid annually, with the amount disclosed on a paid basis.
5LTI awards were made in February 2022 (in respect of 2021) at a share price of £5.380 for which the performance period ended on 31 December 2024. The value of the awards has been computed based on a share price of £7.184, the average share price during the three-month period to 31 December 2024. The value attributable to share price appreciation for Sir Noel Quinn is £1,330,238 and for Georges Elhedery is £303,006. The vesting LTI granted to Georges Elhedery was in respect of
2021 performance in his role as Co-CEO, GBM. See the following section for details of the performance assessment, which resulted in 75.00% vesting.
6The value of the 2021-2023 LTI for Sir Noel Quinn has been restated based on a share price of £5.899 to reflect the value of the award on 12 March 2024, when the first tranche of the award vested. In 2023, the value was based on the average share price during the three-month period to 31 December 2023 of £6.192.
Benefits
The values of the significant benefits in the single total figure table are set out in the following table. The accommodation benefits in Hong Kong and the car benefits for Georges Elhedery are not included in the table below as they were not deemed significant.

	Sir Noel Quinn		Georges Elhedery
(£000)	2024	2023	2024	2023
Group income protection (non-taxable)	57	84	49	49
Accommodation in Hong Kong (taxable)	18	67	—	—
Car and driver in UK and Hong Kong (taxable)	15	47	—	—
Determining executive Directors’ incentive outcomes
(Audited)
Both executive Directors met the minimum standard of conduct and behaviour for an annual incentive award to be made.
The award is determined by applying the outcome of their annual scorecard to the maximum opportunity, set at 215% of base salary.
Sir Noel Quinn has been assessed on full-year performance against the Group CEO annual scorecard with his pay outcome pro-rated for time in role up to and including 1 September 2024. Georges Elhedery has been assessed on full-year performance against both the Group
CEO and Group CFO scorecards with his pay outcome pro-rated
based on the time spent and salary received in each role.
The financial measures, weightings and targets were set at the start of the year to align with our reported financial performance, excluding notable items, to ensure that out-turns were not impacted by one-
offs. In setting the targets, the Committee considered the 2024 financial plan, 2023 performance, external commitments, scenario testing of upside and downside risks in the plan, and analyst consensus where available.
Diversity representation target ranges were set based on a trajectory to meet our external commitments. Other strategic measures were set based on maintaining or improving when compared with 2023 performance and/or market benchmarks.
In assessing performance, the Committee considered, and made no adjustment for, the impact of interest rates, re-confirming that variations in the macroeconomic environment and their impact on business outcomes remain for our executives to manage.
The Committee considered carefully the wider context in which performance was delivered in 2024 and judged that the overall scorecard outcome for both Sir Noel Quinn and Georges Elhedery was appropriate against the targets set at the start of the year for financial, strategic and personal measures.
Taking into account inputs from the Group Risk Committee, the
Committee concluded that the risk and compliance modifier should not be applied for 2024 based on the Group’s performance against key risk metrics for either Sir Noel Quinn or Georges Elhedery.
Annual incentive scorecard assessment
(Audited)

Summary assessment
	Minimum (25% payout)	Maximum (100% payout)	Performance	Weighting (%)	Assessment (%)	Sir Noel Quinn Outcome (%)	Georges Elhedery Outcome (%)
Profit before tax ($bn)[1]	27.1	33.5	34.1	15.0	100.00	15.00	15.00
Target basis operating expenses ($bn)[1]	32.9	32.3	32.6	15.0	60.09	9.01	9.01
Group RoTE[1,2]	13.5%	16.5%	16.0%	25.0	87.50	21.88	21.88
Asia RoTE[1,2]	15.1%	18.1%	18.2%	5.0	100.00	5.00	5.00
Customer satisfaction	See following tables for commentary			15.0	75.00	11.25	11.25
Employee experience				10.0	70.00	7.00	7.00
Wider society				5.0	50.00	2.50	2.50
Personal measures				10.0		6.17	7.15
Total				100.0		77.81	78.79
Scorecard outcome (000)						£1,540	£1,677
Risk adjustment (000)						£—	£—
Annual incentive (000)						£1,540	£1,677
1Excluding notable items.
2The CET1 capital ratio of 14.9% exceeded the tolerance level in the risk appetite statement as required by the underpin.

Strategic measures for both executive Directors
	Measures	Weighting	Performance achievement	Assessment	Outcome
Customer satisfaction	Maintain and improve NPS in the UK and Hong Kong, and in key growth markets	15.0%
–The Committee assessed performance against a scorecard of quantitative targets set at the start of the year, and using NPS data from external providers.
–In Hong Kong we met our NPS targets, and are ranked in first place in both CMB and WPB.
–In HSBC UK, WPB saw a modest improvement in rank by two positions to joint
11th. In CMB, as measured by the Savanta MarketVue Business Banking
Survey, our Mid-Market Enterprise (’MME’) segment has improved its rank to
2nd position at FY24 (FY23: 3rd). Our Large Corporate sector was ranked 3rd for
NPS in the 2024 Coalition Greenwich UK Commercial Study.
–For other key growth markets, in WPB we improved rank in Singapore, but saw a decline in India and rank remained stable in Mexico and China. In CMB,
Singapore and India rankings are in the Top 3.
–GBM has seen an improvement globally rising from 3rd to 2nd place.
–Overall, the Committee assessed that the NPS targets were met.
				75.00%	11.25%
Employee experience	Improve diversity and inclusion	10.0%	–Senior leadership representation for women increased by 0.5 percentage points year-on-year to 34.6%, exceeding the target set. –Senior leadership colleagues with Asian heritage increased by 1.5 percentage points year-on-year to 39.3%, exceeding target. –The percentage of Black heritage colleagues in senior leadership roles remained flat at 3.0%, which was above the minimum set, but behind target. –The Inclusion index in our employee Snapshot survey remained flat at 78%, above minimum, but behind target.	70.00%	7.00%
Wider society	Execution of sustainability commitments	5.0%	–Whilst the Sustainability Execution Programme (’SEP’) is on track with mitigating actions in place for known risks, the Committee assessment considered that the pace of progress could have been accelerated with greater management focus. –The absolute financed emissions for oil & gas and thermal coal mining exceeded the 2024 goal on the trajectory towards our 2030 reduction target.	50.00%	2.50%

Personal measures for the Group CEO and the Group CFO
Personal measures were set at the start of the year and measured by the Committee against agreed targets and key performance indicators.
Group CEO	Weighting	Assessment	Performance achievement
Technology transformation	4.67%	75.00%
–Progress was made on our technology strategy through mobilisation of 83% value streams with clear accountability across technology and business leads.
–Future State Architecture (’FSA’), which defines the technology roadmap, was agreed for four areas
(Wholesale Credit & Lending, GPB & Wealth, Global FX and Wholesale Client Services Onboarding and Know
Your Customer) with 97% of FSAs approved providing a better end-state view of our strategic application estate.

Driving data quality remediation	2.33%	50.00%
–The Committee’s assessment balanced strong progress against the targets set at the start of the year, while noting that data risk is one of the three principal risk areas to have a material impact on the Group in 2024, and taking into consideration regulatory feedback.

Simplification of processes and organisation	3.0%	50.00%
–In 2024, we completed the sales of our retail banking operations in France, and businesses in Canada,
Argentina, Russia and Armenia. We announced divestments in our private banking business in Germany and our business in South Africa, and announced the planned sale of our France life insurance business. We acquired SilkRoad Property Partners Group in Singapore and Citi’s retail wealth management portfolio in mainland China. In October 2024, we announced a simplified organisational structure.

Total	6.17% out of 10.00%

Personal measures for the Group CEO and the Group CFO (continued)
Group CFO	Weighting	Assessment	Performance achievement
Deliver activities relating to regulatory priorities	5.0%	75.00%
–The Committee’s assessment considered improved regulatory feedback on recovery and resolution planning activity, and measurement and management of IRRBB risk.
–The Integrity of Regulatory Reporting programme continues to remediate against known gaps to deliver improvements in the quality of regulatory returns, partially meeting the targets set at the start of the year.
–The regulatory excellence programme achieved efficiencies and outcomes broadly in line with the targets and milestones set, and the Finance on The Cloud programme successfully closed in April 2024.

Enhanced disclosures and controls	2.5%	67.86%
–Implemented enhanced disclosures covering banking NII, structural hedge and multi-jurisdictional revenue.
–Progress against external disclosure commitments for scope 3 emissions of Pillar 3 sections and coal exposures and delivery of other ESG regulatory deliverables including climate risk stress testing and regulatory reporting.

Drive liquidity and capital management across the Group	2.5%	87.50%	–Strong capital and liquidity positions with no breaches in risk appetite, meeting the targets set.
Total	7.63% out of 10.00%
Long-term incentive (’LTI’) awards
LTI awards over 2022 to 2024 performance period
(Audited)
Sir Noel Quinn, Georges Elhedery and Ewen Stevenson were each granted a 2022–2024 LTI award in February 2022. In line with the terms of his departure, Ewen Stevenson is a good leaver and his award has been pro-rated for time in employment.
The scorecard delivered an outcome of 75.00%, reflecting strong shareholder returns across the performance period.
Based on the performance outcome, 737,504 shares will vest for Sir
Noel Quinn, 167,991 shares will vest for Georges Elhedery and
191,224 shares will vest for Ewen Stevenson. The awards will vest in five equal annual instalments commencing in March 2025.
The Committee determined that there were no windfall gains to consider for this award given the share price at grant (£5.38) was above the share price at the previous LTI grant (£4.26).
The 2022–2024 LTI award is subject to a risk and compliance
modifier. The Committee received input from the GRC who assessed that the performance targets were delivered with appropriate risk management. On this basis, the Committee considered that no
adjustment for risk should be made.

Assessment of the 2022–2024 LTI awards
Measures (weighting)[1]		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Actual	Assessment	Outcome
RoTE with CET1 capital ratio underpin[2] (25%)		8.0%	9.5%	11.0%	14.6%	100.0%	25.00%
Capital reallocation to Asia with CET1 capital ratio underpin[3] (25%)		46.0%	48.0%	50.0%	43.7%	0.0%	0.00%
Transition to net zero[4] (25%)	Carbon reduction (own emissions)	52.0%	56.0%	60.0%	66.1%	100.0%	12.50%
	Sustainable finance and investment	$285bn	$340bn	$370bn	$394bn	100.0%	12.50%
Relative TSR[5] (25%)		At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of the peer group	Above upper quartile	100.0%	25.00%
Total							75.00%
1Awards vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set out in this table.
2Assessed based on RoTE in the 2024 financial year. The CET1 capital ratio of 14.9% exceeded the level required by the underpin.
3Assessed based on share of Group tangible equity (on a constant currency basis and excluding associates) allocated to Asia by 31 December 2024.
4Carbon reduction assessed on percentage reduction in total energy and travel emissions achieved by 31 December 2024 using 2019 as the baseline. Sustainable finance and investment assessed on cumulative financing provided over the performance period.
5The peer group was: Bank of America, Barclays, BNP Paribas, Citigroup, DBS Group Holdings, Deutsche Bank, J.P. Morgan Chase & Co., Lloyds Banking Group,
Morgan Stanley, Standard Chartered and UBS Group. Credit Suisse Group was removed following its acquisition by UBS Group in June 2023.
LTI awards over 2025 to 2027 performance period
After taking into account performance for 2024, and subject to shareholder approval of the new policy, the Committee intends to grant Georges Elhedery an LTI award of £9,000,000 and Pam Kaur an
LTI award of £5,250,000 (both 600% of base salary). The awards will have a three-year performance period starting on 1 January 2025.
Alongside reviewing the policy, the Committee has undertaken a comprehensive review of the performance measures used for our incentive arrangements to ensure alignment to the Group's priorities and balance delivery of financial and strategic performance.
For the 2025-2027 LTI, we will retain Group RoTE, relative TSR and environment measures, reflecting our strategic commitments, and to assess relative performance compared with peers.
We will increase the weighting of RoTE to 40%, reflecting that the delivery of a strong stable return on tangible equity is a core measure of the sustainable returns expected by our investors. Group RoTE will be assessed excluding notable items in the last year of assessment to mirror our outlook on RoTE which targets a mid-teens return in each of the three years from 2025 to 2027 excluding notable items.
The RoTE measure is subject to a CET1 capital ratio underpin. If the
CET1 capital ratio at the end of the performance period is below the
CET1 risk tolerance level set in the risk appetite statement, then the assessment for this measure will be reduced to nil.
We will increase the weighting of relative TSR to 40% as it is a key measure of shareholder returns, a material relative measure used by our peers and in line with investor expectations. No changes have been made to our relative TSR peer group, which continues to include more Asian peers to better reflect our growth and investment focus following a review in 2023.
Following feedback from our shareholders on the metrics used and recognising the increase in LTI opportunity, we have reduced the overall weighting of the environment measure from 25% to 20% to ensure a greater proportion of the LTI is aligned to value creation while supporting our ESG ambitions.
The Committee completed a comprehensive review of the
environment metrics in the LTI and discussed with major
shareholders. At this stage, financed emission targets remain difficult to include given challenges in the methodology, timeliness and frequency of reporting. This was recognised by the investors we spoke to as part of our policy engagement. We therefore decided to retain metrics on carbon reduction in our own emissions and
sustainable finance and investment, given we cannot currently use financed emissions, which is a material metric in supporting our ESG ambitions.
The Committee will continue to keep the environment measures and weighting under review for future performance cycles.
Performance targets have been set to balance stretch and
achievability so that awards act as an effective incentive for management, and incentivise outperformance against our external strategic commitments. The proposed change in remuneration
structure will be supported by target ranges calibrated to reflect the increase to the remuneration opportunity.
It was recognised by investors in our engagement that our recent LTI targets have been set to deliver maximum payouts only for
outperformance compared to consensus and our external strategic commitments.
For 2025-2027 awards:
–The maximum target for RoTE reflects stretch above plan and performance forecasts, taking into account the macroeconomic environment. The minimum target for RoTE is aligned to our
external commitment of mid-teens RoTE over the medium term.
–The minimum target for relative TSR is set ‘at the median of our peer group’, which ensures no payout for below median
performance aligned to investor expectations. The maximum is set
‘at the upper quartile of our peer group’.
–Our emissions reduction targets have been set based on meeting our forecasts relating to emissions reduction and purchase of renewable energy.
–For the sustainable finance and investment measure, we have set performance targets to support our ambition announced in 2020 to provide $750bn to $1tn of financing and investment by 2030. We reflected on sustainable financing forecasts, market demand, and regulation, as well as higher LTI opportunity in setting the stretch in the target range.
The LTI is subject to a risk and compliance modifier, which gives the
Committee the discretion to ensure performance targets are delivered with appropriate risk management.
Consistent with our approach since 2017, the number of shares to be awarded will be adjusted to reflect the expected dividend yield of the shares over the vesting period, as awards are not entitled to dividend equivalents in accordance with regulatory requirements.
To the extent performance conditions are satisfied at the end of the three-year performance period, the awards will vest in five equal annual instalments commencing from around the third anniversary of the grant date. On vesting, shares equivalent to the net number of shares that have vested (after those sold to cover any income tax and social security payable) will be held for a retention period of up to one year, or such period as required by regulators.

Performance conditions for the 2025–2027 LTI awards
Measures (weighting)[1]		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)
RoTE (excluding notable items) with CET1 capital ratio underpin[2] (40%)		14.0%	16.0%	18.0%
Relative TSR[3] (40%)		At the median of the peer group	Straight-line vesting between minimum and maximum	At the upper quartile of the peer group
Environment[4] (20%)	Carbon reduction (own emissions)	71.0%	73.0%	78.0%
	Sustainable finance and investment	$648.0bn	$720.0bn	$792.0bn
Subject to risk and compliance modifier
The Group Remuneration Committee retains the discretion to revise down the formulaic outcome taking into account performance against risk and compliance factors during the performance period.

1Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2To be assessed based on RoTE excluding notable items at the end of the performance period, subject to the CET1 capital ratio underpin.
3The peer group for the 2024 award is: Bank of China (Hong Kong), Barclays, BNP Paribas, China Merchants Bank, Citigroup, DBS Group Holdings, J.P. Morgan
Chase & Co., Lloyds Banking Group, OCBC Bank, Standard Chartered and UBS Group.
4Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2027 using 2019 as the baseline. The sustainable finance and investment measure will assess the cumulative amount provided and facilitated over the performance period starting from
1 January 2020 and ending 31 December 2027.
Scheme interests awarded during 2024
(Audited)
The table below sets out the scheme interests granted to executive Directors during 2024 in respect of the 2023 performance year, as disclosed in the 2023 Directors’ remuneration report. No non-executive Directors received scheme interests during the financial year. The below table includes details of immediate shares and fixed pay allowances in compliance with Chapter 17 of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited.

Scheme awards in 2024
(Audited)
	Type of interest awarded	Basis on which award made	Date of award	Face value awarded £000	Percentage receivable for minimum performance	Number of shares awarded	End of performance period
Sir Noel Quinn	LTI deferred shares[1]	% of base salary	26 February 2024	5,822	25	974,853	31 December 2026
	Immediate shares[2]	% of base salary	26 February 2024	1,009	N/A	168,955	31 December 2023
	Fixed pay allowance[3]	N/A	8 May 2024	300	N/A	42,146	N/A
			15 August 2024	300	N/A	46,219	N/A
			5 November 2024	300	N/A	41,846	N/A
Georges Elhedery	LTI deferred shares[1]	% of base salary	26 February 2024	3,399	25	569,177	31 December 2026
	Immediate shares[2]	% of base salary	26 February 2024	643	N/A	107,752	31 December 2023
	Fixed pay allowance[3]	N/A	8 May 2024	192	N/A	26,899	N/A
			15 August 2024	192	N/A	29,498	N/A
			5 November 2024	299	N/A	41,720	N/A
1In accordance with the remuneration policy approved by shareholders at the 2022 AGM, the LTI award was determined at 320% of base salary for Sir Noel
Quinn and 320% of base salary for Georges Elhedery. The number of shares to be granted was determined by taking HSBC’s closing share price of £5.972 taken on 23 February 2024, and applying a discount based on HSBC’s expected dividend yield of 6.25% per annum for the vesting period (£4.385). The fair value of the awards was £2.028 based on IFRS 2 accounting standards. LTI awards are conditional share awards subject to a three-year forward-looking performance period and vest in five equal annual instalments, between the third and seventh anniversary of the award date, subject to performance achieved. Awards are subject to clawback for a maximum period of 10 years from the date of the award and are not eligible for dividend equivalents.
2Immediate share awards are granted based on the previous years’ performance as part of the annual incentive and are not subject to forward-looking performance conditions. On vesting, awards will be subject to a one-year retention period. The face values of the immediate share awards have been computed using HSBC’s closing share price of £5.972 taken on 23 February 2024. The fair value of the awards was £5.957 based on IFRS 2 accounting standards. Awards are subject to clawback for a maximum period of 10 years from the date of the award.
3Fixed pay allowance awards are granted in instalments in accordance with the remuneration policy approved by shareholders at the 2022 AGM, and are not subject to forward-looking performance conditions. Individual tax liabilities were satisfied in cash, therefore the face value awarded represents the net of tax value of the shares and the number of shares awarded reflects the net of tax number of shares. The fixed pay allowance awards have been computed using
HSBC’s closing share price of £7.126 taken on 7 May 2024, £6.498 taken on 14 August 2024 and £7.177 taken on 4 November 2024. The fair values of these awards are based on IFRS 2 accounting standards and are £7.208, £6.558 and £7.224 respectively. These awards vest immediately and are subject to a retention period and released annually on pro-rata basis over five years, starting in March 2025.

Performance conditions for the 2024–2026 LTI awards (Audited)
Measures (weighting)[1]		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)
RoTE with CET1 capital ratio underpin[2] (37.5%)		14.0%	16.0%	17.0%
Environment and sustainability[3] (25%)	Carbon reduction (own emissions)	66.0%	70.0%	74.0%
	Sustainable finance and investment	$539.0bn	$641.0bn	$693.0bn
Relative TSR[4] (37.5%)		At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group
Subject to risk and compliance modifier
The Group Remuneration Committee retains the discretion to revise down the formulaic outcome taking into account performance against risk and compliance factors during the performance period.

1Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2To be assessed based on RoTE at the end of the performance period, subject to the CET1 capital ratio underpin.
3Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2026 using 2019 as the baseline. The sustainable finance and investment measure will assess the cumulative amount provided and facilitated over the period ending 31 December 2026.
4The peer group for the 2024–2026 award is: Bank of China (Hong Kong), Barclays, BNP Paribas, China Merchants Bank, Citigroup, DBS Group Holdings,
J.P. Morgan Chase & Co., Lloyds Banking Group, OCBC Bank, Standard Chartered and UBS Group.
Executive Directors’ interests in shares
(Audited)
The shareholdings of executive Directors in 2024, including the shareholdings of their connected persons, at 31 December 2024 (or the date they stepped down from the Board, if earlier) are set out below. The following table shows the comparison of shareholdings with the company shareholding guidelines. There have been no changes in the shareholdings of the executive Directors from
31 December 2024 to the date of this report.
Individuals have five years from their appointment date to build up the recommended levels of shareholding. In line with investor guidance, for executive Directors, unvested shares that are not subject to forward-looking performance conditions (on a net of tax basis) can count towards their shareholding requirement under the shareholder-
approved policy.
The Committee reviews compliance with the shareholding
requirement, taking into account shareholder expectations and guidelines. The Committee also has full discretion in determining any penalties for non-compliance.
With regard to post-employment shareholding arrangements, we believe that our remuneration structure achieves the objective of ensuring there is ongoing alignment of executive Directors’ interests with shareholder experience post-cessation of their employment due to the following features of the policy:
–Shares delivered to executive Directors as part of the fixed pay allowance have a five-year retention period, which continues to apply following a departure of an executive Director.
–Shares delivered as part of an annual incentive award are subject to a one-year retention period, which continues to apply following a departure of an executive Director.
–LTI awards have a seven-year vesting period with a one-year post-
vesting retention period, which is not accelerated on departure.
The weighted average holding period of an LTI award within HSBC is therefore six years, in excess of the five-year holding period typically implemented by FTSE-listed companies.
HSBC operates a policy under which individuals are not permitted to enter into any personal hedging strategies in relation to HSBC shares subject to a vesting and/or retention period.

Shares
(Audited)
	Shareholding guidelines (% of salary)	Shareholding at 31 Dec 2024[2] or date stepped down (% of salary)	At 31 Dec 2024, or date stepped down from the Board if earlier
				Scheme interests
			Share interests (number of shares)	Share options[3]	Shares awarded subject to deferral[1]
					without performance conditions	with performance conditions[4]
Executive Directors
Sir Noel Quinn[5] (stepped down from 2 September 2024)	400%	1,068%	2,046,949	—	869,896	2,819,614
Georges Elhedery[5] (appointed as Group CEO from 2 September 2024)	400%	504%	966,017	—	606,179	1,044,640
1The gross number of shares is disclosed. A portion will be sold at vesting to cover any income tax and social security that falls due at the time of vesting.
2The value of the shareholding is calculated using an average of the daily closing share prices in the three months to 31 December 2024 (£7.184), and does not include any unvested interests.
3At 31 December 2024, Sir Noel Quinn and Georges Elhedery did not hold any options under the HSBC Holdings Savings-Related Share Option Plan (UK).
4LTI awards granted in February 2022, 2023 and 2024 are subject to the performance conditions as set out in the preceding sections.
5Executive Directors are expected to meet their shareholding guidelines within five years of the date of their appointment.
Total pension entitlements
(Audited)
No employees who served as executive Directors during the year have a right to amounts under any HSBC final salary pension scheme for their services as executive Directors or are entitled to additional benefits in the event of early retirement. There is no retirement age set for Directors, but the normal retirement age for colleagues is 65.
Payments to past Directors
(Audited)
In line with the terms of his departure disclosed in our Annual Report and Accounts 2022, Ewen Stevenson was granted good leaver status.
Ewen Stevenson is eligible to receive vesting of the 2022–2024 LTI award, pro-rated for time in employment subject to satisfaction of non-compete provisions under which he cannot undertake a role with a defined list of competitor financial services firms for 12 months after his employment ceases with HSBC. Details of the 2022–2024
LTI outcome are outlined on page 329.
No other payments were made to, or in respect of, former Directors in the year in excess of the minimum threshold of £50,000 set for this purpose.
Payments for loss of office
(Audited)
Departure terms for Sir Noel Quinn
Sir Noel Quinn is leaving the Group on 30 April 2025. He will continue to receive his salary, Fixed Pay Allowance (’FPA’), cash in lieu of pension allowance and other benefits up to (and including) his retirement date in the normal way. The aggregate value of these payments from 2 September 2024 to 31 December 2024 was
£1,147,055 and comprised a salary of £454,844, a FPA of £562,019, cash in lieu of pension allowance of £45,484 and benefits totalling
£84,707, which includes Group Income Protection, a contribution towards Sir Noel Quinn's legal fees incurred in connection with his departure arrangements and other benefits in connection with his retirement. Sir Noel Quinn will also receive cash in lieu of unused holiday on expiry of his notice period. The fixed pay allowance will be awarded in immediately vested shares, be subject to a retention period and released on a pro-rata basis over five years.
Sir Noel Quinn will not be eligible for an LTI award in respect of the
2024 performance year, or any annual incentive award in respect of the 2025 performance year. In accordance with the contractual terms agreed and our approved Directors’ remuneration policy, Sir Noel
Quinn was granted good leaver status in respect of his outstanding unvested share awards. Good leaver status is conditional upon him not taking up a role with a defined list of competitor financial services firms for a year from his departure date. As a good leaver, his deferred share awards will continue to vest and be released on their scheduled vesting dates, subject to the relevant terms (including post-
vesting retention periods, malus and, where applicable, clawback).
Any vesting of his LTI awards will be pro-rated for the period up to the departure date and will be subject to the relevant terms (including post-vesting retention periods, malus and clawback) and the
achievement of the required performance conditions. For this purpose, his 2022 and 2023 LTI awards have been pro-rated for time with the maximum number of shares, being 669,995 and 433,268 respectively, still subject to performance.
Sir Noel Quinn will be eligible to receive certain post-departure benefits for a period of up to seven years after the departure date. Sir
Noel Quinn will receive no other compensation or payment for the termination of his service agreement or his ceasing to be a Director of the Group.
Non-executive Directors
(Audited)
The following table shows the total fees and benefits of non-executive Directors for 2024, together with comparative figures for 2023.

Fees and benefits
(Audited)	Fees[1]		Benefits[2]		Total
(£000)	2024	2023	2024	2023	2024	2023
Geraldine Buckingham[3]	270	244	3	5	273	249
Rachel Duan	255	244	3	—	258	244
Dame Carolyn Fairbairn	292	279	5	—	297	279
James Forese[4]	801	759	4	1	805	760
Ann Godbehere[5]	389	68	—	—	389	68
Steven Guggenheimer[6]	259	264	4	1	263	265
José Antonio Meade Kuribreña	253	244	7	4	260	248
Kalpana Morparia[7]	248	170	1	—	249	170
Eileen Murray[8]	331	290	—	3	331	293
Brendan Nelson[9]	329	81	38	12	367	93
David Nish[10]	159	479	30	19	189	498
Swee Lian Teo[11]	256	51	—	—	256	51
Sir Mark Tucker	1,500	1,500	145	51	1,645	1,551
Total (£000)	5,343	4,673	240	96	5,583	4,769
Total ($000)	6,828	5,972	307	123	7,135	6,095
1Fees are in line with the Directors’ remuneration policy. There was a 5% increase in fees for Director fees, Group Risk Committee Member, Group Audit
Committee Chair and Member, Remuneration Committee Chair and Member, Nomination & Corporate Governance Committee Member and Group Technology
Committee Chair and Member).
2Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings’
registered offices. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.
3Stepped down as a member of the Group Risk Committee and joined the Group Audit Committee as member on 1 October 2024. Appointed as Chair of the
Sustainability Working Group on 1 October 2024.
4Appointed as a member of the Sustainability Working Group on 1 October 2024. Includes fee of £430,000 (2023: £443,000) in relation to his role as Chair of
HSBC North America Holdings, Inc.
5Appointed as a member of the Group Audit Committee on 21 February 2024 and the Sustainability Working Group on 1 October 2024. Appointed as Senior
Independent Director on 3 May 2024.
6Stepped down as a member of the Technology Governance Working Group on 1 March 2024. Appointed as a member of the Group Technology Committee on
1 March 2024.
7Appointed as a member of the Group Technology Committee on 1 March 2024. Stepped down as a member of Group Risk Committee on 1 October 2024 and joined the Group Remuneration Committee on 1 October 2024.
8Stepped down as the Co-Chair of the Technology Governance Working Group Committee on 1 March 2024 and as the member of the Group Audit Committee on 1 October 2024. Appointed as the Chair of the Group Technology Committee on 1 March 2024 and as a member of the Group Risk Committee on 1 October
2024.
9Appointed as Chair of the Group Audit Committee on 21 February 2024. Appointed as member of the Group Technology Committee on 1 March 2024 and
Sustainability Working Group on 1 October 2024.
10Retired from the Board at the conclusion of the 2024 AGM on 3 May 2024.
11Appointed as member of the Group Technology Committee on 1 March 2024 and the Sustainability Working Group on 1 October 2024.
Non-executive Directors’ interests in shares
(Audited)
The shareholdings of persons who were non-executive Directors in
2024, including the shareholdings of their connected persons, at
31 December 2024, or date of cessation as a Director if earlier, are set out below. There have been no changes in the shareholdings of the non-executive Directors from 31 December 2024 to the date of this report.
Non-executive Directors are expected to meet the shareholding guidelines of 15,000 shares within five years of the date of their appointment. All non-executive Directors who had been appointed for five years or more at 31 December 2024 met the guidelines.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Geraldine Buckingham	15,000	15,000
Rachel Duan	15,000	15,000
Dame Carolyn Fairbairn	15,000	15,000
James Forese	15,000	115,000
Ann Godbehere	15,000	15,000
Steven Guggenheimer	15,000	15,000
José Antonio Meade Kuribreña	15,000	15,000
Kalpana Morparia	15,000	15,000
Eileen Murray	15,000	75,000
Brendan Nelson	15,000	15,000
David Nish (retired on 3 May 2024)	15,000	50,000
Swee Lian Teo	15,000	15,200
Sir Mark Tucker	15,000	307,352